Other liabilities (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 CAD ($)	Jan. 01, 2019 USD ($)	Jan. 01, 2019 CAD ($)
Disclosure of contingent liabilities [line items]
Beginning balance	$ 1,567,449		$ 2,115,891
Change in accounting policy for IFRS 16 (note 2)						$ (292,055)
Restated balance						$ 1,275,394
Additions			7,108
Amounts paid	(118,989)		(166,975)
Change in fair value (note 17)	(866,097)		(325,253)
Accretion recovery (note 17)	(3,450)		(63,322)
Ending balance	286,858		$ 1,567,449
Less: Current portion	$ 286,858			$ 567,296	$ 286,858
Long-term portion				1,000,153
Knight Royalty Payable
Disclosure of contingent liabilities [line items]
Beginning balance		$ 19,653		96,894
Restated balance							$ 19,653
Amounts paid		(16,203)		(13,919)
Accretion recovery (note 17)		(3,450)		(63,322)
Ending balance				19,653
Contingent consideration
Disclosure of contingent liabilities [line items]
Beginning balance		1,255,741		1,734,050
Restated balance							1,255,741
Amounts paid		(102,786)		(153,056)
Change in fair value (note 17)		(866,097)		(325,253)
Ending balance		286,858		1,255,741
Less: Current portion					$ 286,858
Deferred Rent
Disclosure of contingent liabilities [line items]
Beginning balance		$ 292,055		284,947
Change in accounting policy for IFRS 16 (note 2)							$ (292,055)
Additions				7,108
Ending balance				$ 292,055